PRIVATE PLACEMENT	2 Months Ended	7 Months Ended
	May 21, 2025	Sep. 30, 2025
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

The Sponsor has committed to purchase an aggregate of 6,379,444 Private Placement Warrants (or 7,046,111 Private Placement Warrants if the underwriters’ over-allotment option is exercised in full) at a price of $0.90 per Private Placement Warrant, or $5,741,500 in the aggregate (or $6,341,500 if the underwriters’ overallotment option is exercised in full) in a private placement that will close simultaneously with the closing of the Proposed Public Offering. The underwriters have committed to use a portion of their underwriting discount and commission to purchase an aggregate of 2,222,222 Private Placement Warrants (or 2,555,556 Private Placement Warrants if the underwriters’ over-allotment option is exercised in full) at a price of $0.90 per warrant, or $2,000,000 in the aggregate (or $2,300,000 in the aggregate if the underwriters’ overallotment option is exercised in full), in a private placement that will close simultaneously with the closing of the Proposed Public Offering.

Each whole public warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share. The proceeds from the sale of the Private Placement Securities will be added to the net proceeds from the Proposed Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Securities held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants expire worthless.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering on September 5, 2025, the Sponsor purchased 4,490,555 Private Placement Warrants at a price of $0.90 per warrant, generating gross proceeds of $4,041,500 in the aggregate. The underwriters have used a portion of their underwriting discount and commission and purchased an aggregate of 2,555,556 Private Placement Warrants at a price of $0.90 per warrant, generating gross proceeds of $2,300,000 in the aggregate.

Each whole public warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share. The proceeds from the sale of the Private Placement Securities were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Securities held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants expire worthless.